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United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21249

Federated Premier Intermediate Municipal Income Fund

(Exact name of registrant as specified in charter)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of principal executive offices) (Zip code)

John W. McGonigle, Esquire

Federated Investors, Inc.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant’s telephone number, including area code: 412-288-1900

Date of fiscal year end: November 30

Date of reporting period: 7/1/2016 through 6/30/2017

Item 1. Proxy Voting Record.

Registrant: Federated Premier Intermediate Municipal Income Fund

Issuer Name	Country	Meeting Date	Meeting Type	Ticker	Security ID	Symbol Type	Proposal Text	Proponent	Mgmt Reco	Vote Cast	Fund Name	Logical Ballot Status
Commonwealth of Puerto Rico	United States	11/30/2016	Consent	PRSI	745177FN0	CUSIP	Bondholder Proposal	Mgmt	N/A	TNA	Federated Premier Intermediate Muni Income Fund	Take No Action
Commonwealth of Puerto Rico	United States	12/14/2016	Special	PRSI	745177FN0	CUSIP	Bondholder Proposal	Mgmt	N/A	TNA	Federated Premier Intermediate Muni Income Fund	Take No Action

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Premier Intermediate Municipal Income Fund

By (Signature and Title)	/s/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date:	August 24, 2017